Accounting policies - Hyperinflation in Argentina - Additional Information (Detail) - Argentina [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Hyperinflationary Reporting [line items]
Increase in goodwill due to hyperinflation	£ 41.0	£ 105.8
Increase in other intangibles due to hyperinflation	£ 7.1	£ 19.5